Stockholders' Equity - Additional Information (Detail) - shares	1 Months Ended
	Jan. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Common stock, shares issued	236,187,211	15,044,051	14,661,004
Common stock, shares outstanding	236,187,211	15,044,051	14,661,004
Stock issued at the time of merger	460,000,000